Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of the Company's stock option activity
A summary of common stock option activity is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands
Outstanding as of December 31, 2023	7,197,551	$0.40	8.88	$16
Granted	854,795	$0.33
Exercised	(90,374)	$0.21
Canceled	(20,324)	$0.54

Outstanding as of June 30, 2024	7,941,648	$0.39	7.46	$2

Options exercisable as of June 30, 2024	4,289,295	$0.41	6.22	$2

Options vested and expected to vest as of June 30, 2024	7,710,235	$0.39	7.40	$2

A summary of common stock option activity is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	2,795,205	$0.46	8.72	$—
Granted	1,240,168	$0.53
Exercised	(828,305)	$0.41
Canceled	(105,764)	$0.50

Outstanding as of December 31, 2022	3,101,304	$0.50		$243

Granted	4,368,378	$0.33
Exercised	(148,412)	$0.44
Canceled	(123,719)	$0.54

Outstanding as of December 31, 2023	7,197,551	$0.40	8.88	$16

Options exercisable as of December 31, 2023	2,585,640	$0.44	8.26	$16

Options vested and expected to vest as of December 31, 2023	6,903,294	$0.40	8.86	$16

Summary of weighted-average assumptions to determine the fair value of the employee stock option
The fair value was determined using the Black-Scholes option pricing model and the following weighted-average assumptions:

	Year ended December 31,
	2023	2022
Expected term (years)	5.73	5.97
Expected volatility	32.0%	36.6%
Risk-free interest rate	4.31%	2.51%
Expected dividend yield	—	—

Summary of RSU activities
A summary of restricted stock awards and restricted stock units activity are as follows:

	Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2023	1,481,122	$0.33
Vested outstanding (RSA)	4,407	$0.12
Unvested balance as of June 30, 2024	1,040,204	$0.33
Vested outstanding (RSU) as of June 30, 2024	436,511	$0.33

A summary of restricted stock award and restricted stock unit activity are as follows:

	Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2021	111,413	$0.09
Vested (RSA)	76,682	$0.08

Unvested balance as of December 31, 2022	34,731	$0.10

Granted (RSU)	1,487,689	$0.33
Vested (RSA)	30,324	$0.10
Forfeited	(10,974)	$0.33

Unvested balance as of December 31, 2023	1,481,122	$0.33

Summary of Non-cash stock-based compensation expense recorded
The following table shows the allocation of share-based compensation expense related to the company’s share-based awards (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$1,518	$15	$1,555	$27
General and administrative	295	2	365	5

Total share-based compensation	$1,813	$17	$1,920	$32

The following table shows the allocation of share-based compensation expense related to the company’s share-based awards (in thousands):

	Year ended December 31,
	2023	2022
Research and development	$98	$34
General and administrative	$101	$14

Total share-based compensation	$199	$48

RENEO PHARMACEUTICALS INC [Member]
Summary of common stock reserved for future issuance
As of June 30, 2024, the Company had reserved shares of its common stock for future issuance as follows:

Shares Reserved
Common stock options outstanding	467,129
Unvested restricted stock units	31,150
Available for future grants under the 2021 Equity Incentive Plan	442,366
Available for future grants under the 2021 Employee Stock Purchase Plan	78,009

Total shares of common stock reserved	1,018,654

As of December 31, 2023, the Company had reserved shares of its common stock for future issuance as follows:

Shares Reserved
Common stock options outstanding	530,125
Unvested restricted stock units	32,650
Available for future grants under the 2021 Equity Incentive Plan	210,922
Available for future grants under the 2021 Employee Stock Purchase Plan	44,589

Total shares of common stock reserved	818,286

Summary of the Company's stock option activity
A summary of the Company’s stock option activity and related information for the six months ended June 30, 2024 is as follows:

	Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2023	530,125	$47.60	6.9	$—
Forfeited/Expired	(62,996)	$49.05

Outstanding at June 30, 2024	467,129	$47.39	6.9	$—

Vested at June 30, 2024	334,861	$50.38	6.5	$—
Exercisable at June 30, 2024	351,698	$50.31	6.5	$—

A summary of the Company’s stock option activity and related information for the year ended December 31, 2023 is as follows:

	Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2022	587,774	$44.68	8.2	$907
Granted	57,891	68.54
Exercised	(17,382)	23.11
Forfeited/Expired	(98,158)	46.86

Outstanding at December 31, 2023	530,125	$47.59	6.9	$—

Vested at December 31, 2023	322,834	$49.14	6.1	$—
Exercisable at December 31, 2023	359,212	$49.12	6.2	$—

Summary of weighted-average assumptions to determine the fair value of the employee stock option	The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants were as follows:

	Year Ended December 31,
	2023	2022
Risk-free interest rate	4.0%	3.4%
Expected volatility	88.6%	84.8%
Expected term (in years)	5.9	6.0
Expected dividend yield	—%	—%

Summary of RSU activities
RSUs consist of time-based units (TSUs), performance-based units (PSUs) and market-based units (MSUs). The following table summarizes RSU activities during the six months ended June 30, 2024:

	Number of RSUs	Weighted- Average Grant Date Per Share Value
Unvested at December 31, 2023	32,650	$59.00
Cancelled	(1,500)	$69.79

Unvested at June 30, 2024	31,150	$58.46

The following table summarizes RSU activities during the year ended December 31, 2023:

	Number of RSUs	Weighted- Average Grant Date Per Share Value
Unvested at December 31, 2022	32,950	$56.70
Granted	13,700	58.19
Cancelled	(14,000)	53.54

Unvested at December 31, 2023	32,650	$58.98

Summary of Non-cash stock-based compensation expense recorded
The following table summarizes stock-based compensation expense, including expense associated with options, TSUs, MSUs and award modifications for unvested options, reflected in the consolidated statements of operations and comprehensive loss (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$244	$494	$497	$967
General and administrative	745	713	1,570	1,397

Total	$989	$1,207	$2,067	$2,364

The following table summarizes stock-based compensation expense, including expense associated with options, TSUs, MSUs and award modifications for unvested options, reflected in the consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$1,815	$1,593
General and administrative	3,297	2,727

Total	$5,112	$4,320